Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Disclosure of categories of material financial assets and liabilities

	December 31,
	2021	2020	2019(*)

	(Euro, in thousands)
Financial assets held at fair value through profit or loss
Equity instruments	€—	€8,951	€11,275
Current financial investments	1,317,460	1,571,858	3,919,216
Financial assets at amortized cost
Current financial investments	1,152,349	1,454,420	—
Cash and cash equivalents	2,233,368	2,135,187	1,861,616
Restricted cash (current and non-current)	1,425	1,482	1,418
Other non-current assets	1,048	907	1,399
Trade receivables	91,786	184,632	39,603
Total financial assets	€4,797,436	€5,357,438	€5,834,526

Financial liabilities held at fair value through profit or loss
Current financial instruments	€204	€3,164	€6,198

Financial liabilities at amortized cost
Trade liabilities	84,519	134,905	116,749
Lease liabilities	26,859	29,436	25,384
Total financial liabilities	€111,582	€167,505	€148,331

Disclosure of aging balance of receivables

	December 31,
	2021	2020	2019

	(Euro, in thousands)
60 - 90 days	€141	€—	€87
90 - 120 days	92	—	—
more than 120 days	€113	€—	€—

Foreign exchange risk
Financial risk management
Disclosure of sensitivity of exchange rate risk

	December 31,
	2021	2020	2019

Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(83,996)	€(116,690)	€(133,373)
Increase in Euros - GB Pounds	1,093	303	113
Increase in Euros - CH Francs	233	2,013	538
Increase in Euros - HR Kunas	—	—	650
Increase in U.S. Dollars - GB Pounds	€—	€—	€(894)